WARRANTS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jan. 31, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 11, 2017	Aug. 10, 2017	Aug. 09, 2017	Feb. 29, 2016
Warrants to purchase common stock issued and outstanding
Number of Warrants				3,391,439
Weighted average exercise price				$ 7.94
Weighted average life in years				3 years 2 months 27 days
Common stock, par value (in dollars per share)			$ 0.00001	$ 0.00001	$ 0.00001
Fair value of warrants
Fair value of warrants				$ 90	$ 251
Warrants | Public Offering, March 2016
Fair value of warrants
Fair value of warrants	$ 11,726
Expected volatility (as a percent)	112.82%
Risk-free interest rate (as a percent)	1.34%
Expected term (in years)	5 years
Expected dividend yield (as a percent)	0.00%
Common Stock
Warrants to purchase common stock issued and outstanding
Number of shares issued (in shares)					2,388,245	3,500,312
Common Stock | Public Offering, March 2016
Warrants to purchase common stock issued and outstanding
Warrants for purchase of common stock (in shares)	2,146,666
Equity issuance (in price per unit)	$ 7.49
Common Stock | Public offering
Warrants to purchase common stock issued and outstanding
Number of shares issued (in shares)		2,000,000
Net proceeds from issuance of equity (in dollars)		$ 11,038
Common Stock | Public Offering - Underwritten
Warrants to purchase common stock issued and outstanding
Warrants for purchase of common stock (in shares)						1,750,156
Equity issuance (in price per unit)						$ 4.60
Warrants
Warrants to purchase common stock issued and outstanding
Number of Warrants			2,798,246
Weighted average exercise price			$ 8.75
Weighted average life in years			2 years 8 months 16 days
Fair value of warrants
Expected volatility (as a percent)			86.00%	89.00%	100.00%	119.00%
Risk-free interest rate (as a percent)			1.50%	1.20%	0.65%	1.47%
Expected term (in years)			1 year 7 months 6 days	2 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days
Expected dividend yield (as a percent)				0.00%	0.00%	0.00%
Warrants | Public Offering, March 2016
Warrants to purchase common stock issued and outstanding
Warrant Exercise Price	10.00
Equity issuance (in price per unit)	$ 0.01
Percentage of warrant exercises price over public offering price	133.00%
Fair value of warrants
Fair value of warrants			$ 11,700
Expected volatility (as a percent)			112.80%
Risk-free interest rate (as a percent)			1.30%
Expected term (in years)			5 years
Expected dividend yield (as a percent)			0.00%
Warrants | Public Offering - Underwritten
Warrants to purchase common stock issued and outstanding
Warrant Exercise Price						$ 5.75
Equity issuance (in price per unit)						$ 0.00001
Percentage of warrant exercises price over public offering price						125.00%
Warrants | Derivative with Exercise Price Four
Warrants to purchase common stock issued and outstanding
Number of Warrants								48,507	10,403
Warrant Exercise Price							$ 0.83	$ 3.87
Warrants for purchase of common stock (in shares)			48,507
Warrants | Derivative with Exercise Price Five
Warrants to purchase common stock issued and outstanding
Number of Warrants	587,950									395,716
Warrant Exercise Price	$ 3.87									$ 5.75
Common Stock And Warrants | Public Offering, March 2016
Warrants to purchase common stock issued and outstanding
Number of shares issued (in shares)	4,293,333
Net proceeds from issuance of equity (in dollars)	$ 29,905
Common Stock And Warrants | Public Offering - Underwritten
Warrants to purchase common stock issued and outstanding
Number of shares issued (in shares)						3,500,312
Net proceeds from issuance of equity (in dollars)						$ 14,600
Equity | Derivative with Exercise Price One
Warrants to purchase common stock issued and outstanding
Warrants Issued Year				2010
Number of Warrants				343,931
Warrant Exercise Price				$ 5.60
Equity | Derivative with Exercise Price One | Minimum
Warrants to purchase common stock issued and outstanding
Expiration date				Oct. 26, 2017
Equity | Derivative with Exercise Price One | Maximum
Warrants to purchase common stock issued and outstanding
Expiration date				Dec. 03, 2017
Equity | Derivative with Exercise Price Two
Warrants to purchase common stock issued and outstanding
Warrants Issued Year				2010
Number of Warrants				306,838
Warrant Exercise Price				$ 4.00
Equity | Derivative with Exercise Price Two | Minimum
Warrants to purchase common stock issued and outstanding
Expiration date				Aug. 30, 2017
Equity | Derivative with Exercise Price Two | Maximum
Warrants to purchase common stock issued and outstanding
Expiration date				Dec. 03, 2017
Equity | Derivative with Exercise Price Three
Warrants to purchase common stock issued and outstanding
Warrants Issued Year				2012
Number of Warrants				6,054
Warrant Exercise Price				$ 6.64
Expiration date				Oct. 05, 2019
Equity | Derivative with Exercise Price Five
Warrants to purchase common stock issued and outstanding
Warrants Issued Year				2016
Number of Warrants				2,146,666
Warrant Exercise Price				$ 10.00
Expiration date				Mar. 18, 2021
Equity | Warrants | Derivative with Exercise Price One
Warrants to purchase common stock issued and outstanding
Warrants Issued Year			2010
Number of Warrants			343,931
Warrant Exercise Price			$ 5.60
Equity | Warrants | Derivative with Exercise Price One | Minimum
Warrants to purchase common stock issued and outstanding
Expiration date			Oct. 26, 2017
Equity | Warrants | Derivative with Exercise Price One | Maximum
Warrants to purchase common stock issued and outstanding
Expiration date			Dec. 03, 2017
Equity | Warrants | Derivative with Exercise Price Two
Warrants to purchase common stock issued and outstanding
Warrants Issued Year			2010
Number of Warrants			253,088
Warrant Exercise Price			$ 4.00
Equity | Warrants | Derivative with Exercise Price Two | Minimum
Warrants to purchase common stock issued and outstanding
Expiration date			Oct. 26, 2017
Equity | Warrants | Derivative with Exercise Price Two | Maximum
Warrants to purchase common stock issued and outstanding
Expiration date			Dec. 03, 2017
Equity | Warrants | Derivative with Exercise Price Three
Warrants to purchase common stock issued and outstanding
Warrants Issued Year			2012
Number of Warrants			6,054
Warrant Exercise Price			$ 6.64
Expiration date			Oct. 05, 2019
Equity | Warrants | Derivative with Exercise Price Five
Warrants to purchase common stock issued and outstanding
Warrants Issued Year			2016
Number of Warrants			2,146,666
Warrant Exercise Price			$ 10.00
Expiration date			Mar. 18, 2021
Liability | Derivative with Exercise Price Four
Warrants to purchase common stock issued and outstanding
Warrants Issued Year				2014
Number of Warrants				587,950
Warrant Exercise Price				$ 3.87
Expiration date				May 09, 2019
Liability | Warrants | Derivative with Exercise Price Four
Warrants to purchase common stock issued and outstanding
Warrants Issued Year			2014
Number of Warrants			48,507
Warrant Exercise Price			$ 0.83
Expiration date			May 09, 2019